Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS
Disclosures about fair value of financial instruments
Financial instruments include such items as to cash and cash equivalents and accounts receivable and other instruments. See Note 5 for details of concentration of credit risk.
Fair value estimates are made as of a specific point in time based on the characteristics of the financial instruments and the relevant market information. Quoted market prices are used when available. In other cases, fair values are based on estimates using other valuation techniques, such as discounting estimated future cash flows using a rate commensurate with the risks involved or other acceptable methods. These techniques involve uncertainties and are significantly affected by the assumptions used and the judgments made regarding risk characteristics of various financial instruments, prepayments, discount rates, and estimates of future cash flows, future expected loss experience, and other factors. Changes in assumptions could significantly affect these estimates. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company's fair values should not be compared to those of other companies.
Fair value estimates are based on existing financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Accordingly, the aggregate fair value amount presented does not represent the underlying value of the Company. For certain assets and liabilities, the information required is supplemental with additional information relevant to an understanding of the fair value.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximate their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
Borrowings: The carrying amounts of the floating rate loans approximate their fair value. The Senior Notes are fixed rate borrowings and their fair value was determined based on quoted market prices.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value.
The estimated fair values of the Company's financial instruments are as follows:

	December 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 86,569	$ 86,569	$ 45,538	$ 45,538
Accounts receivable, net	$ 21,503	$ 21,503	$ 29,122	$ 29,122
Accounts payable	$ (18,500)	$ (18,500)	$ (34,747)	$ (34,747)
Senior notes	$ (290,000)	$ (314,650)	$ (200,000)	$ (198,200)
Capital lease obligations	$ (23,759)	$ (23,759)	$ (25,112)	$ (25,112)
Long-term debt, including current portion	$ (528)	$ (528)	$ (598)	$ (598)
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2013 and 2012.

Fair Value Measurements at December 31, 2013
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 86,569	$ 86,569	$ —	$ —
Senior Notes	$ (314,650)	$ (314,650)	$ —	$ —
Capital lease obligations(1)	$ (23,759)	$ —	$ (23,759)	$ —
Long-term debt(1)	$ (528)	$ —	$ (528)	$ —

Fair Value Measurements at December 31, 2012
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 45,538	$ 45,538	$ —	$ —
Senior Notes	$ (198,200)	$ (198,200)	$ —	$ —
Capital lease obligations(1)	$ (25,112)	$ —	$ (25,112)	$ —
Long-term debt(1)	$ (598)	$ —	$ (598)	$ —

  The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.